GOING CONCERN	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
GOING CONCERN [Abstract]
Going Concern

NOTE 2 - Going Concern

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize it assets and discharge its liabilities in the normal course of business. As of March 31, 2013, the Company had a working capital deficit, an accumulated deficit and stockholders' deficit of $122,280, $26,861,072 and $1,831,028, respectively, and incurred losses from operations of $4,061,186 for the nine months ended March 31, 2013 and used cash from operations of $3,075,253 during the nine months ended March 31, 2013. In addition, the Company has not yet generated revenue sufficient to support ongoing operations. These factors raise substantial doubt regarding the Company's ability to continue as a going concern.

In January 2012, the Company signed a purchase agreement with Lincoln Park Capital Fund LLC which provided for the sale of up to an additional $4.9 million worth of common stock of the Company, in addition to the $100,000 purchased upon entering into the agreement. To date the Company has issued 2,336,569 shares of common stock in exchange for $1,420,003 under this agreement and has the ability to sell another $3.6 million under the agreement under certain circumstances.

Management believes that the actions presently being taken provide the opportunity for the Company to continue as a going concern. Ultimately, the continuation of the Company as a going concern is dependent upon the ability of the Company to generated sufficient revenue to attain profitable operations. These unaudited condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

2.

GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize it assets and discharge its liabilities in the normal course of business. The Company has a net loss and net cash used in operating activities in 2012 of $7,130,059 and $3,634,531 respectively and has a working capital deficit, accumulated deficit and stockholders' deficit of $1,672,829, $22,799,886 and $2,965,902, respectively, at June 30, 2012. In addition, the Company has not yet generated revenue sufficient to support ongoing operations. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary debt or equity financing to continue operations, and the attainment of profitable operations. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the year ended June 30, 2012 the Company issued 1,143,400 shares of common in exchange for $571,700. In addition, in January 2012, the Company signed a purchase agreement with Lincoln Park Capital Fund, LLC which provided for the sale of up to an additional $4.9 million worth of common stock of the Company. During the year ended June 30, 2012, the Company has issued 1,002,749 shares of common stock in exchange for $610,000 under this agreement and has the ability to sell another $4.3 million under the agreement.

Management believes that the actions presently being taken provide the opportunity for the Company to continue as a going concern.